Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 85.8% of net assets
ALABAMA 0.8%
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	900,000
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,072,600
Univ of Montevallo
RB Series 2017	5.00%	05/01/26	200,000	247,072
RB Series 2017	5.00%	05/01/27	250,000	317,428
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,613,712
				6,150,812
ALASKA 0.5%
Anchorage
GO Bonds Series 2020A	4.00%	04/01/37 (a)	1,000,000	1,216,670
North Slope Borough
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(b)	1,130,000	1,157,120
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(b)	1,790,000	1,832,960
				4,206,750
ARIZONA 0.5%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,072,890
Phoenix Civic Improvement Corp
Jr RB (Phoenix Sky Harbor Intl Airport) Series 2019A	4.00%	07/01/44 (a)	1,000,000	1,140,350
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	740,124
Refunding COP Series 2014	4.00%	07/01/23	700,000	763,224
				3,716,588
ARKANSAS 1.4%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (a)	2,750,000	2,776,593
Fayetteville
Sales Tax RB Series 2019A	1.60%	11/01/35 (a)	905,000	904,258

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	777,557
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	604,705
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	405,000	413,679
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	2,965,000	3,136,673
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	690,000	723,168
Springdale
Sales & Use Tax Refunding & Improvement Bonds Series 2018	3.00%	04/01/43 (a)	1,800,000	1,846,710
				11,183,343
CALIFORNIA 7.7%
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(b)	640,000	665,261
California
GO Bonds	5.00%	08/01/24	1,000,000	1,172,790
GO Bonds	3.00%	03/01/26	5,000,000	5,697,050
GO Bonds	5.00%	03/01/27 (a)	2,600,000	3,109,834
GO Bonds	5.00%	11/01/30	3,000,000	4,180,950
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	725,228
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	492,460
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	671,940
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,156,850
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,252,398
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,675,950
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,065,000	2,374,358
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	3,935,875
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	465,772
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	64,735
Los Angeles Dept of Airports
Sub RB Series 2019F	5.00%	05/15/28	2,115,000	2,716,041
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,032,100
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,543,342
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,187,290
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	3,000,000	3,280,080
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	697,250
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(b)	360,000	364,385
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,932,940
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	879,545

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)	460,000	617,840
Lease RB Series 2019	5.00%	05/01/31 (a)	485,000	646,034
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (c)	1,250,000	1,086,887
GO Bonds Series 2010C	0.00%	07/01/32 (c)(d)	1,500,000	1,271,070
GO Bonds Series 2010C	0.00%	07/01/33 (c)	1,000,000	825,220
GO Bonds Series 2010C	0.00%	07/01/35 (c)	1,300,000	1,020,968
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,592,111
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (a)	1,000,000	1,003,420
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	3,119,809
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	653,182
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	421,770
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,239,490
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	336,354
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	348,927
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	602,035
				60,059,541
COLORADO 0.9%
Boulder Cnty
COP Series 2015	5.00%	12/01/24 (a)	375,000	376,421
COP Series 2015	5.00%	12/01/25 (a)	500,000	501,885
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	420,000	547,046
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	649,190
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/37 (a)	1,250,000	1,435,650
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)(b)	1,250,000	1,611,000
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	1,906,194
Denver
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(c)	380,000	294,078
				7,321,464
CONNECTICUT 2.2%
Connecticut
GO Bonds Series 2020C	4.00%	06/01/33 (a)	650,000	795,379
GO Bonds Series 2020C	4.00%	06/01/34 (a)	1,000,000	1,217,940
GO Bonds Series 2020C	4.00%	06/01/35 (a)	250,000	303,648
GO Bonds Series 2020C	4.00%	06/01/36 (a)	1,250,000	1,511,300
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,577,625
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/25	850,000	1,018,487
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/26	1,200,000	1,482,432
Connecticut Health & Educational Facilities Auth
RB (Nuvance Health) Seriess 2019A	4.00%	07/01/41 (a)	3,000,000	3,296,820

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/34 (a)(e)	2,000,000	2,514,520
GO Bonds Series 2019A	5.00%	11/01/35 (a)(e)	1,000,000	1,253,520
GO Bonds Series 2019A	5.00%	11/01/36 (a)(e)	1,000,000	1,249,560
				17,221,231
DELAWARE 0.1%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	325,000	327,155
FLORIDA 3.3%
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/24	375,000	412,054
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	503,924
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	868,581
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	786,332
Florida Ports Financing Commission
Transportation Trust Fund Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,556,895
Greater Orlando Aviation Auth
Airport Facilities RB Series 2019A	5.00%	10/01/26	5,000,000	6,166,350
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,427,380
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	960,000	1,167,974
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	103,881
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	161,850
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	462,868
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	288,043
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	587,197
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,869,992
Toll System RB Series 2014A	5.00%	07/01/24	625,000	720,156
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (b)	800,000	874,816
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	181,039
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	523,979
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	393,855
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,796,930
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(c)	1,550,000	1,016,164
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(c)	800,000	501,304
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(c)	855,000	512,025
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(c)	1,000,000	571,700
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(c)	1,200,000	416,364
				25,871,653

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GEORGIA 1.0%
Atlanta Hartsfield-Jackson Airport
Airport Refunding RB Series 2020B	5.00%	07/01/27	2,500,000	3,142,075
Airport Refunding RB Series 2020B	5.00%	07/01/28	2,400,000	3,076,488
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A	5.00%	07/01/27	1,500,000	1,916,025
				8,134,588
HAWAII 0.2%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (a)(f)	750,000	884,625
Harbor System RB Series 2020A	4.00%	07/01/35 (a)(f)	500,000	588,025
Harbor System RB Series 2020A	4.00%	07/01/36 (a)(f)	200,000	234,892
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	55,000	55,586
				1,763,128
IDAHO 0.4%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (e)	450,000	568,246
GO Bonds Series 2019A	5.00%	09/15/27 (e)	400,000	518,504
GO Bonds Series 2019A	5.00%	09/15/28 (e)	425,000	564,222
GO Bonds Series 2019A	5.00%	09/15/29 (a)(e)	400,000	536,324
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (d)(e)	695,000	740,238
				2,927,534
ILLINOIS 7.0%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	517,385
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,974,458
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	2,287,679
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,635,136
OHare General Airport Sr Lien RB Series 2016C	5.00%	01/01/29 (a)	400,000	479,616
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/25 (a)(b)	290,000	304,497
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	462,804
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	2,049,722
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,283,568
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,184,470
Refunding GO Bonds Series 2014A	5.00%	01/01/35 (a)	750,000	780,923
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,226,470
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,253,370
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,292,782
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	3,054,575

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,099,170
GO Bonds Series 2020	5.38%	05/01/23	500,000	535,515
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,093,200
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,664,520
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,653,150
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,639,605
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	591,695
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/49 (a)	1,000,000	1,169,910
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (a)	600,000	697,914
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	1,028,097
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,083,974
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,498,963
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	851,228
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	488,304
Illinois Sports Facilities Auth
State Tax Supported Refunding RB Series 2019	5.00%	06/15/28	1,000,000	1,139,930
State Tax Supported Refunding RB Series 2019	5.00%	06/15/29	1,075,000	1,232,530
State Tax Supported Refunding RB Series 2019	5.00%	06/15/30 (a)	1,000,000	1,138,320
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2019A	5.00%	01/01/44 (a)	2,500,000	3,154,525
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	2,000,000	2,631,340
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/30	1,000,000	1,340,500
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,534,367
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29	400,000	509,912
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30	450,000	583,313
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)	500,000	644,845
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)	1,050,000	1,210,293
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)	600,000	686,694
				54,689,269
INDIANA 0.2%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,790,000	1,865,466
KANSAS 1.0%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	314,522
GO Bonds Series 2017	5.00%	09/01/27	450,000	582,039
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	421,335
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	446,960
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	489,707
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	493,612
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	200,000	220,834
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	250,000	314,037
GO Bonds Series 2018A	5.00%	09/01/27	800,000	1,030,456

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	3,267,083
				7,580,585
KENTUCKY 0.1%
Kentucky
COP 2015	4.00%	06/15/24	400,000	449,044
COP 2015	5.00%	06/15/25	400,000	480,816
				929,860
LOUISIANA 0.4%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	815,336
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	623,685
New Orleans
Sewerage Service RB Series 2020B	5.00%	06/01/33 (a)(f)	500,000	649,070
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	408,784
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	266,450
				2,763,325
MAINE 1.1%
Maine Health & Educational Facilites Auth
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	1,058,248
RB (MaineHealth) Series 2020A	4.00%	07/01/36 (a)	500,000	593,460
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (a)	1,000,000	1,182,990
RB (MaineHealth) Series 2020A	4.00%	07/01/38 (a)	1,250,000	1,474,400
RB (MaineHealth) Series 2020A	4.00%	07/01/39 (a)	1,075,000	1,264,931
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/28	500,000	615,260
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	810,000	1,014,558
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	863,690
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	765,793
				8,833,330
MARYLAND 1.7%
Maryland
GO Bonds First Series 2017A	5.00%	03/15/26	5,080,000	6,339,281
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	675,126
RB (Frederick Health System) Series 2020	4.00%	07/01/50 (a)	800,000	893,968
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,103,150
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	348,739
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	613,421
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	745,265
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,644,539
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	598,470
				12,961,959

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MASSACHUSETTS 2.2%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	661,265
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (a)	1,120,000	1,444,296
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (a)	500,000	641,090
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	3,290,228
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	290,000	350,297
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	1,138,394
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,327,725
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (a)	1,065,000	1,313,156
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,359,876
RB (Wellforce) Series 2020C	3.00%	10/01/45 (a)	1,250,000	1,296,600
RB (Wellforce) Series 2020C	4.00%	10/01/45 (a)	750,000	872,467
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	1,585,000	1,676,090
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,790,000	2,000,719
				17,372,203
MICHIGAN 1.2%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	713,424
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,450,475
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,856,695
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,240,525
Michigan Finance Auth
Tobacco Settlement Asset-Backed Bonds Series 2020B1 Class 2	1.25%	06/01/30	1,000,000	1,025,350
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	1,465,000	1,557,002
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	630,393
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	715,044
				9,188,908
MINNESOTA 1.1%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	359,437
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/27	250,000	289,352
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	385,077
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (a)	265,000	307,326
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/30 (a)	250,000	288,508
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/31 (a)	245,000	280,692
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/34 (a)	300,000	337,914
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (a)	220,000	243,848
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/24 (e)	400,000	452,840
Refunding COP Series 2019C	5.00%	02/01/25 (e)	375,000	439,815
Refunding COP Series 2019C	5.00%	02/01/26 (e)	400,000	484,612
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	408,756

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Minneapolis
Health Care System RB (Fairview Health Services) Series 2018A	5.00%	11/15/36 (a)	2,500,000	3,103,200
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (a)	400,000	501,600
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (a)	250,000	312,877
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/35 (a)	350,000	436,667
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20 (b)	220,000	220,000
				8,852,521
MISSISSIPPI 0.4%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,206,190
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	732,556
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	630,000	692,105
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	60,000	60,173
				2,691,024
MISSOURI 2.6%
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(d)(e)	5,000,000	6,741,600
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(e)	2,440,000	3,385,744
Kansas City
Sewer System Refunding RB Series 2018B	5.00%	01/01/32 (a)	650,000	825,695
Sewer System Refunding RB Series 2018B	5.00%	01/01/34 (a)	350,000	440,370
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,223,520
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,278,386
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (a)	2,490,000	3,167,803
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,120,000	1,223,208
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	2,070,000	2,303,206
				20,589,532
MONTANA 0.2%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,545,000	1,689,241
NEBRASKA 0.8%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	3,365,000	3,860,126
Nebraska Investment Finance Auth
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	835,000	847,993
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)(b)	250,000	264,642
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)(b)	275,000	291,107
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)(b)	500,000	529,285
				5,793,153

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	702,630
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	738,560
				1,441,190
NEW HAMPSHIRE 0.0%
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	75,000	76,174
NEW JERSEY 3.3%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	227,312
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	353,265
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	312,058
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	672,395
New Jersey Economic Development Auth
School Facilities Construction Bonds 2014 Series UU	5.00%	06/15/29 (a)	1,045,000	1,159,302
School Facilities Construction Bonds Series 2018EEE	5.00%	06/15/43 (a)	2,000,000	2,318,460
School Facilities Construction Refunding Bonds Series 2019LLL	5.00%	06/15/34 (a)	750,000	903,473
School Facilities Construction Refunding Bonds Series 2019MMM	5.00%	06/15/33 (a)	500,000	604,025
New Jersey Educational Facilities Auth
RBs (Princeton Univ) Series 2016A	5.00%	07/01/25	4,555,000	5,567,394
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2020E	3.50%	04/01/51 (a)	3,000,000	3,342,540
New Jersey Transportation Trust Fund Auth
Transportation Program Notes Series 2014 BB-1	5.00%	06/15/33 (a)	4,500,000	5,377,590
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,510,012
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	3,000,000	3,467,340
				25,815,166
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,675,000	1,840,591
NEW YORK 13.0%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	288,010
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	343,299
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (a)	145,000	163,551
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)	2,845,000	3,325,407
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	512,730
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	573,755
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	285,683
New York City
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,691,598
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,050,000	1,130,377

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,120,000	1,236,581
GO Bonds Fiscal 2021 Series A-1	5.00%	08/01/32 (a)	1,500,000	1,981,320
GO Bonds Fiscal 2021 Series A-1	5.00%	08/01/33 (a)	1,500,000	1,967,895
GO Bonds Fiscal Series 2018A	5.00%	08/01/28 (a)	3,165,000	4,016,290
GO Bonds Fiscal Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,530,320
GO Bonds Fiscal Series 2019E	5.00%	08/01/32 (a)	1,000,000	1,273,930
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series GG-1	5.00%	06/15/48 (a)	2,000,000	2,594,840
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,516,000
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,500,000	1,881,240
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)	5,535,000	5,575,738
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,496,142
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,755,730
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,287,620
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,230,760
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,271,530
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	5.00%	12/01/32 (a)	2,000,000	2,602,000
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/34 (a)	1,000,000	1,171,800
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/35 (a)	1,000,000	1,166,290
New York State Dormitory Auth
RB (Catholic Health System) Series 2019A	5.00%	07/01/34 (a)	150,000	184,151
RB (Catholic Health System) Series 2019A	4.00%	07/01/38 (a)	925,000	1,039,312
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	2,101,336
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (a)	1,000,000	1,170,820
State Personal Income Tax RANs Series 2020B	5.00%	03/31/21	5,000,000	5,080,450
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (a)	3,850,000	4,862,896
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,423,916
State Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	4,228,101
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)(d)	5,000,000	6,321,050
New York State Mortgage Agency
Homeowner Mortgage RB Series 226	3.50%	10/01/50 (a)	3,475,000	3,809,225
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/33 (a)	1,500,000	2,002,395
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28 (f)	1,000,000	1,227,660
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)(f)	500,000	623,795
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/35 (a)	2,835,000	3,660,240
Consolidated Bonds 221st Series	4.00%	07/15/36 (a)	2,000,000	2,371,000
Consolidated Bonds 221st Series	4.00%	07/15/45 (a)	3,000,000	3,448,470
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)	5,330,000	6,225,706
				101,650,959
NORTH CAROLINA 3.2%
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/24	500,000	554,580
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	566,970
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	2,001,999

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,125,790
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,405,000	1,574,387
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,385,000	1,545,383
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/27	420,000	492,983
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	512,105
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (a)	1,000,000	1,184,860
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21	5,000,000	5,179,800
North Carolina Turnpike Auth
RB (Triangle Expressway) Series 2019	5.00%	01/01/49 (a)	3,000,000	3,679,830
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/45 (a)(c)	1,700,000	862,937
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/46 (a)(c)	1,750,000	856,187
Raleigh-Durham Airport Auth
Refunding RB Series 2020A	5.00%	05/01/31 (a)	435,000	571,116
Refunding RB Series 2020A	5.00%	05/01/33 (a)	1,000,000	1,297,660
Winston-Salem
Water & Sewer System Refunding RB Series 2020A	5.00%	06/01/30 (d)	2,000,000	2,785,720
				24,792,307
NORTH DAKOTA 0.5%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	459,184
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	547,519
Refunding Bonds Series 2019B	4.00%	05/01/27 (a)	425,000	496,340
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/21	250,000	256,520
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	531,790
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,729,167
				4,020,520
OHIO 1.5%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)(d)	5,000,000	6,586,700
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	850,000	1,057,553
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,249,862
Water RB Series 2020FF	5.00%	01/01/26	1,180,000	1,459,459
Water RB Series 2020FF	5.00%	01/01/28	800,000	1,046,912
Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB (Cleveland State Univ) Series 2019	4.00%	08/01/44 (a)	250,000	273,140
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	55,000	62,432
				11,736,058
OKLAHOMA 1.0%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,400,000	1,661,842

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	735,000	815,872
Limited Obligation RB (Gilcrease Expressway West) Series 2020	1.63%	07/06/23 (a)	4,500,000	4,496,580
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,123,840
				8,098,134
OREGON 3.7%
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(e)	2,920,000	3,653,300
Central Point SD #6
GO Bonds Series 2019B	0.00%	06/15/40 (a)(c)(e)	705,000	414,512
GO Bonds Series 2019B	0.00%	06/15/41 (a)(c)(e)	710,000	400,475
GO Bonds Series 2019B	0.00%	06/15/42 (a)(c)(e)	610,000	330,254
GO Bonds Series 2019B	0.00%	06/15/43 (a)(c)(e)	815,000	423,816
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,575,000	1,625,116
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	120,000	128,411
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	273,873
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	162,581
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(c)(e)	400,000	291,236
GO Bonds Series 2019	0.00%	06/15/35 (a)(c)(e)	450,000	315,054
GO Bonds Series 2019	0.00%	06/15/36 (a)(c)(e)	500,000	335,670
GO Bonds Series 2019	0.00%	06/15/37 (a)(c)(e)	500,000	321,695
Hermiston SD #8R
Refunding GO Bonds Series 2020A	0.00%	06/15/28 (c)(e)	1,950,000	1,811,803
Refunding GO Bonds Series 2020A	0.00%	06/15/35 (a)(c)(e)	1,400,000	1,016,862
Medford Hospital Facilities Auth
Hospital Facilities RB (Asante) Series 2020A	4.00%	08/15/39 (a)	1,000,000	1,176,480
Hospital Facilities RB (Asante) Series 2020A	4.00%	08/15/50 (a)	1,610,000	1,827,479
North Marion SD #15
GO Bonds Series 2018B	5.00%	06/15/32 (a)(e)	350,000	453,103
Oregon Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,038,800
Phoenix-Talent SD #4
GO Bonds Series 2018	0.00%	06/15/32 (a)(c)(e)	500,000	386,815
Port Morrow
GO Obligations Series 2016	5.00%	12/01/30 (a)	330,000	364,789
GO Obligations Series 2016	5.00%	12/01/31 (a)	375,000	414,431
GO Obligations Series 2016	5.00%	12/01/36 (a)	1,155,000	1,270,107
Port of Portland
Airport Refunding RB Series 26C	5.00%	07/01/21	1,760,000	1,800,850
Airport Refunding RB Series 26C	5.00%	07/01/22	1,100,000	1,169,718
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,180,000	2,679,002
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,329,162

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/35 (a)(c)(e)	1,180,000	864,126
GO Bonds Series 2020A	0.00%	06/15/40 (a)(c)(e)	1,140,000	704,623
				28,984,143
PENNSYLVANIA 1.3%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28 (b)(e)	510,000	639,831
GO Bonds Series 2017	4.00%	04/15/28	1,625,000	1,938,609
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	970,000	1,037,706
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	815,159
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	1,155,000	1,258,927
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	894,655
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,236,690
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	634,435
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	389,574
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	324,779
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	385,551
GO Refunding Bonds Series 2019A	5.00%	08/01/31 (d)	300,000	413,370
				9,969,286
RHODE ISLAND 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	485,000	501,893
SOUTH CAROLINA 1.1%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	868,440
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/37 (a)	1,750,000	2,087,260
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/39 (a)	4,000,000	4,746,320
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,153,340
				8,855,360
SOUTH DAKOTA 0.1%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	300,000	340,428
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	425,000	482,273
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	161,954
				984,655
TENNESSEE 1.0%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	495,319
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	679,812
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,073,443

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tennessee Housing Development Agency
Residential RB Series 2020-4	3.00%	01/01/51 (a)	5,000,000	5,499,700
				7,748,274
TEXAS 8.5%
Alamo Heights ISD
ULT Refunding GO Bonds Series 2020a	5.00%	02/01/25 (e)(f)	1,265,000	1,505,413
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/26 (e)(f)	530,000	652,070
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/27 (e)(f)	425,000	538,450
ULT Refunding RB Series 2020A	5.00%	02/01/24 (e)(f)	1,260,000	1,444,376
ULT Refunding RB Series 2020A	5.00%	02/01/28 (e)(f)	325,000	421,467
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(e)	200,000	246,694
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (e)	310,000	370,512
ULT Refunding GO Bonds Series 2020	4.00%	08/15/27 (e)	325,000	396,126
ULT Refunding GO Bonds Series 2020	4.00%	08/15/28 (e)	340,000	421,539
ULT Refunding GO Bonds Series 2020	3.00%	08/15/30 (a)(e)	365,000	422,155
ULT Refunding GO Series 2020	4.00%	08/15/25 (e)	300,000	349,443
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (e)	170,000	199,203
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,304,391
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,783,538
Corpus Christi
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/27	300,000	384,027
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/28	565,000	738,291
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/29	1,000,000	1,335,170
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,458,102
Jt Refunding RB Series 2020A	5.00%	11/01/29	2,500,000	3,334,850
Jt Refunding RB Series 2020A	4.00%	11/01/34 (a)	1,000,000	1,204,440
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (e)	775,000	993,209
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (e)	425,000	559,678
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (d)(e)	575,000	776,198
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(e)	930,000	959,453
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(e)	400,000	480,376
Houston
Sub Lien Refunding RB (Houston Airport System) Series 2020A	4.00%	07/01/47 (a)	1,750,000	1,982,680
Lewisville ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (e)	2,500,000	2,822,025
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21 (b)	500,000	517,870
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,895,998
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(g)	5,000,000	5,347,400

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(e)	445,000	537,404
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (e)	620,000	813,626
Spring ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/21 (e)	800,000	827,360
ULT Refunding GO Bonds Series 2020	5.00%	08/15/22 (e)	750,000	811,702
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (e)	625,000	705,506
ULT Refunding GO Bonds Series 2020	5.00%	08/15/24 (e)	1,000,000	1,176,630
ULT Refunding GO Bonds Series 2020	5.00%	08/15/25 (e)	1,000,000	1,221,730
ULT Refunding GO Bonds Series 2020	5.00%	08/15/26 (e)	1,000,000	1,260,940
Texas
TRAN 2020	4.00%	08/26/21 (d)	15,000,000	15,421,350
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,920,000	2,164,301
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,325,000	1,484,596
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	110,000	113,034
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	1,885,000	2,103,585
Texas Transportation Corp
Sr Lien Refunding RB (LBJ Infrastructure) Series 2020A	4.00%	12/31/30	500,000	609,640
Texas Water Dev Brd
State Revolving Fund RB Series 2020	5.00%	08/01/23	500,000	563,925
State Revolving Fund RB Series 2020	5.00%	08/01/24	750,000	880,192
				66,540,665
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	430,758
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	507,939
				938,697
VERMONT 1.0%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)(b)	300,000	307,467
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	860,000	925,807
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	4,015,000	4,383,658
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,866,000	2,090,946
				7,707,878
VIRGINIA 0.7%
Chesapeake Bay Bridge & Tunnel District
BAN 2019	5.00%	11/01/23	4,250,000	4,754,900
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)(b)	220,000	228,600
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (b)	600,000	629,496
				5,612,996

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WASHINGTON 4.4%
Energy Northwest
Electric Refunding RBs Series 2020A	5.00%	07/01/27	1,000,000	1,293,740
Electric Refunding RBs Series 2020A	5.00%	07/01/28	3,585,000	4,754,678
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,755,000	1,922,462
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	815,125
Lake Washington SD #414
ULT Refunding GO Bonds Series 2020	4.00%	12/01/28 (e)	10,000,000	12,610,000
Mason Cnty Public Hospital District #1
Hospital RB Series 2018	5.00%	12/01/48 (a)	1,915,000	2,224,751
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(e)	1,000,000	1,277,830
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(e)	1,000,000	1,276,030
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(e)	1,250,000	1,590,288
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (e)	65,000	65,000
ULT GO Bonds 2013	5.00%	12/01/23 (e)	340,000	387,705
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	626,740
Refunding RB 2019	5.00%	12/01/28	460,000	585,833
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	638,575
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	794,550
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(e)	2,880,000	3,632,573
				34,495,880
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,694,812
WISCONSIN 1.7%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/30 (c)(f)	460,000	374,813
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/31 (a)(c)(f)	750,000	586,605
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/32 (a)(c)(f)	1,250,000	937,438
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/33 (a)(c)(f)	2,000,000	1,437,540
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(c)(f)	1,820,000	1,258,202
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(c)(f)	3,000,000	1,989,780
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(c)(f)	3,000,000	1,910,850
Wisconsin Health & Educational Facilities Auth
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,172,100
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,192,167
RB (Thedacare) Series 2015	5.00%	12/15/21	200,000	209,182
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,138,360
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,170,360
				13,377,397
Total Fixed-Rate Obligations
(Cost $632,858,522)				671,567,198

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Variable-Rate Obligations 15.1% of net assets
ARIZONA 0.7%
Arizona Health Facilities Auth
RB (Banner Health) Series 2015C	0.12%	01/01/46 (a)(e)(h)	1,150,000	1,150,000
Refunding RB (Phoenix Childrens Hospital) Series 2013A3
(SIFMA Municipal Swap Index + 1.85%)	1.96%	02/01/48 (a)	3,000,000	3,056,430
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A	0.12%	02/01/48 (a)(e)(h)	1,550,000	1,550,000
				5,756,430
CALIFORNIA 2.0%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(g)	3,000,000	3,176,580
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(g)	3,000,000	3,308,970
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(g)	2,815,000	2,979,114
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A	0.45%	01/01/50 (a)(e)(g)	6,000,000	6,001,380
				15,466,044
COLORADO 1.6%
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019B	5.00%	11/15/49 (a)(g)	4,000,000	5,026,480
Denver
Airport System RB Series 2019D	5.00%	11/15/31 (a)(g)	1,750,000	1,908,585
Univ of Colorado
Refunding RB Series 2019C	2.00%	06/01/54 (a)(g)	5,000,000	5,281,200
				12,216,265
DISTRICT OF COLUMBIA 0.4%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(g)	3,000,000	3,127,680
FLORIDA 0.9%
Florida Development Finance Corp
Surface Transportation Facility RB (Virgin Trains USA) Series 2019B	0.55%	01/01/49 (a)(d)(e)(g)	7,000,000	7,000,210
GEORGIA 0.7%
Main St Natural Gas Inc
Gas Supply RB Series 2018E
(SIFMA Municipal Swap Index + 0.57%)	0.68%	08/01/48 (a)	5,000,000	5,013,350
ILLINOIS 0.4%
Illinois Finance Auth
RB (Northwestern Memorial Hospital) Series 2007A3	0.12%	08/15/42 (a)(e)(h)	2,930,000	2,930,000
IOWA 0.8%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(e)(g)	5,000,000	6,107,900

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
KENTUCKY 0.6%
Louisville & Jefferson Cnty Metro Government
RB (Norton Healthcare) Series 2011B	0.13%	10/01/39 (a)(e)(h)	5,000,000	5,000,000
LOUISIANA 0.4%
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A	0.28%	12/01/30 (a)(h)	3,000,000	3,000,000
MISSISSIPPI 0.1%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2011B	0.10%	11/01/35 (a)(h)	500,000	500,000
MONTANA 0.8%
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C
(SIFMA Municipal Swap Index + 0.55%)	0.66%	08/15/37 (a)	3,100,000	3,106,975
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A
(SIFMA Municipal Swap Index + 0.45%)	0.56%	11/15/35 (a)	3,090,000	3,093,522
				6,200,497
NEW YORK 1.7%
New York City
GO Bonds Fiscal 2017 Series A5	0.10%	08/01/44 (a)(e)(h)	900,000	900,000
GO Bonds Fiscal 2019 Series D	0.10%	12/01/47 (a)(e)(h)	4,490,000	4,490,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA	0.10%	06/15/48 (a)(e)(h)	2,100,000	2,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4	0.10%	06/15/50 (a)(e)(h)	2,080,000	2,080,000
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	0.61%	10/01/29 (a)(e)(i)(j)	3,750,000	3,750,000
				13,320,000
OREGON 1.4%
Marion & Polk Cnty SD
GO Bonds Series 2020B	0.00%	06/15/33 (a)(e)(k)	1,500,000	1,964,130
GO Bonds Series 2020B	0.00%	06/15/34 (a)(e)(k)	1,000,000	1,305,580
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(g)	3,000,000	3,157,860
St. Helens SD #502
GO Bonds Series 2020B	0.00%	06/15/45 (a)(e)(k)	1,665,000	1,997,867
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(e)(k)	340,000	380,919
GO Bonds Series 2017	0.00%	06/15/30 (a)(e)(k)	300,000	334,374
GO Bonds Series 2017	0.00%	06/15/31 (a)(e)(k)	300,000	333,003
GO Bonds Series 2017	0.00%	06/15/32 (a)(e)(k)	350,000	386,620
GO Bonds Series 2017	0.00%	06/15/33 (a)(e)(k)	520,000	571,953
GO Bonds Series 2017	0.00%	06/15/34 (a)(e)(k)	350,000	384,101
GO Bonds Series 2017	0.00%	06/15/35 (a)(e)(k)	410,000	447,585
				11,263,992

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
SOUTH CAROLINA 0.2%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)(b)(h)	295,000	294,670
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)(g)	1,515,000	1,551,572
				1,846,242
TEXAS 1.8%
Denton ISD
ULT GO Series 2014B	2.00%	08/01/44 (a)(e)(g)	2,000,000	2,111,140
Fort Bend ISD
ULT GO Refunding Bonds Series 2020B	0.88%	08/01/50 (a)(e)(g)	3,000,000	3,038,820
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	0.13%	12/01/41 (a)(h)	1,000,000	1,000,000
Northside ISD
ULT GO Refunding Bonds Series Series 2020	0.70%	06/01/50 (a)(e)(g)	5,000,000	5,065,700
ULT GO Series 2019	1.60%	08/01/49 (a)(e)(g)	2,980,000	3,094,611
				14,310,271
WASHINGTON 0.4%
King Cnty
Sewer Jr Lien RB Series 2012	2.60%	01/01/43 (a)(g)	3,000,000	3,016,740
WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4
(SIFMA Municipal Swap Index + 0.65%)	0.76%	08/15/54 (a)	1,700,000	1,708,619
Total Variable-Rate Obligations
(Cost $115,167,973)				117,784,240
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	Zero coupon bond.
(d)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(e)	Credit-enhanced or liquidity-enhanced.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.5% of net assets.
(j)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(k)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
HSD –	High school district
IDA –	Industrial development agency/authority
IDRB –	Industrial development revenue bond
ISD –	Independent school district
LT –	Limited tax
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB –	Tender option bond
TRAN –	Tax and revenue anticipation note
ULT –	Unlimited tax
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$671,567,198	$—	$671,567,198
Variable-Rate Obligations[1]	—	117,784,240	—	117,784,240
Total	$—	$789,351,438	$—	$789,351,438
[1]	As categorized in Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 89.9% of net assets
CALIFORNIA 89.9%
Alameda City USD
GO Bonds Series C	4.00%	08/01/28 (a)	400,000	494,272
GO Bonds Series C	4.00%	08/01/30 (a)	450,000	549,306
GO Bonds Series C	4.00%	08/01/31 (a)	260,000	315,736
GO Bonds Series C	4.00%	08/01/32 (a)	250,000	301,408
GO Bonds Series C	4.00%	08/01/33 (a)	250,000	298,813
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (a)	2,060,000	2,300,505
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	374,294
Refunding RB Series 2015	5.00%	09/02/23	575,000	649,486
Refunding RB Series 2015	5.00%	09/02/25	690,000	842,290
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	774,384
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (b)	555,000	536,585
GO Bonds Series 2017	0.00%	08/01/34 (a)(b)	7,705,000	5,241,943
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	2,050,968
GO Bonds	5.00%	11/01/30	2,000,000	2,787,300
GO Bonds	5.00%	03/01/34 (a)	3,000,000	4,035,150
GO Bonds	5.00%	09/01/42 (a)	1,500,000	1,616,250
GO Bonds Series 2010	5.00%	11/01/25 (a)	45,000	45,006
GO Bonds Series 2010	4.00%	11/01/34 (a)	1,000,000	1,260,420
GO Bonds Series CQ	4.00%	12/01/47 (a)	4,060,000	4,447,730
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,537,834
GO Refunding Bonds	5.25%	10/01/32 (a)	1,960,000	2,039,243
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,604,695
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,458,400
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)(c)	1,095,000	1,302,064
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	1.10%	06/01/30 (c)	200,000	201,080
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	4.00%	06/01/49 (a)(c)	325,000	353,434
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/36 (a)	1,510,000	1,801,717
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	368,699

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	403,073
Tobacco Settlement (Los Angeles Cnty Securitization) Series 2020B-1	1.75%	06/01/30	250,000	258,425
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,530,000	1,742,364
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	244,791
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	211,365
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	279,695
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/27	250,000	318,348
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/28	150,000	194,868
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Sub Series 2020B1	1.38%	06/01/30	150,000	153,915
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,499,975
RB (Art Center College of Design) Series 2018A	5.00%	12/01/44 (a)	1,000,000	1,174,450
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (e)	175,000	195,962
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	626,485
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (a)	500,000	663,590
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (a)	965,000	1,274,254
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/36 (a)	2,500,000	2,973,025
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	798,116
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,206,740
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/55 (a)	1,000,000	1,197,280
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (e)	275,000	298,983
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(e)	200,000	235,624
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(e)	800,000	938,768
California Infrastructure & Economic Development Bank
Lease RB (California State Retirement System) Series 2019	5.00%	08/01/49 (a)	1,150,000	1,431,416
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,849,986
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (a)(f)	750,000	750,000
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (a)(f)	670,000	670,000
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (a)	4,130,000	4,502,939
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	2,500,000	2,857,425
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/36 (a)	430,000	489,181
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	538,726
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,238,090
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,223,800
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	294,630
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	387,489
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	410,120
Refunding RBs (Academy of Motion Picture) Series 2020B	5.00%	11/01/29 (a)	1,500,000	1,970,085
California Municipal Finance Auth
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (e)	360,000	446,540
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (e)	350,000	445,347
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(e)	1,040,000	1,283,578
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/28	1,455,000	1,686,854
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/29	1,515,000	1,770,293
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/30	790,000	928,740
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(e)	1,240,000	1,515,454
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	797,966
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,384,339
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,248,230
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	155,000	179,430

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/27	660,000	791,327
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/28 (a)	520,000	618,082
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	731,844
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,350,000	1,616,058
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	645,000	732,378
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	848,467
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	563,275
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(e)	250,000	316,505
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(e)	575,000	721,867
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(e)	250,000	312,355
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(e)	250,000	311,193
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	423,247
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	489,711
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	1,000,000	1,116,550
California Public Works Board
Lease RB Series 2011C	5.75%	10/01/31 (a)	1,000,000	1,046,030
Lease RB Series 2011D	5.00%	12/01/22 (a)	500,000	523,900
Lease RB Series 2012A	5.00%	04/01/23 (a)	1,850,000	1,966,568
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,178,890
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	285,096
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	313,302
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	216,022
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	188,669
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	700,961
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	974,313
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	2,077,553
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,600,000	1,932,320
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(e)	750,000	973,065
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(e)	735,000	944,416
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	2,765,000	3,326,848
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,874,525
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	959,424
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	828,674
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(e)	300,000	388,458
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(e)	235,000	302,278
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(e)	900,000	1,146,717
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(e)	275,000	326,164
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(e)	425,000	502,507
RBs (Emanate Health) Series 2020A	4.00%	04/01/36 (a)	2,025,000	2,385,308
RBs (Emanate Health) Series 2020A	4.00%	04/01/45 (a)	1,750,000	2,017,102
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	567,985
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,411,075
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	305,208
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (a)	440,000	462,708
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	563,514
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	426,592

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,371,936
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,867,733
Carpinteria Valley Water District
Refunding RB Series 2020A	5.00%	07/01/29	125,000	168,846
Refunding RB Series 2020A	5.00%	07/01/30	150,000	206,834
Refunding RB Series 2020A	5.00%	07/01/31 (a)	145,000	198,879
Refunding RB Series 2020A	5.00%	07/01/32 (a)	200,000	272,582
Refunding RB Series 2020A	5.00%	07/01/33 (a)	200,000	271,110
Refunding RB Series 2020A	5.00%	07/01/34 (a)	250,000	336,593
Refunding RB Series 2020A	5.00%	07/01/35 (a)	350,000	469,130
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (a)(f)	1,300,000	1,495,325
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (a)	500,000	605,310
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (a)	500,000	603,145
Chaffey Joint UHSD
GO Bonds Series D	0.00%	08/01/34 (a)(b)	500,000	361,290
GO Bonds Series D	0.00%	08/01/35 (a)(b)	600,000	417,096
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/22	625,000	685,163
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	891,454
Sewer Refunding RB Series 2020	5.00%	12/01/24	770,000	915,707
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	493,852
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	407,248
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	553,261
Sewer Refunding RB Series 2020	5.00%	12/01/28	450,000	599,580
Sewer Refunding RB Series 2020	5.00%	12/01/29	450,000	610,871
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,288,907
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	315,565
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	628,360
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	940,702
Contra Costa CCD
GO Refunding Bonds Series 2011	5.00%	08/01/22 (a)(f)	975,000	1,006,561
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	1,130,000	1,300,573
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	828,551
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (a)(f)	415,000	468,016
GO Bonds Series 2018	5.00%	08/01/38 (a)(f)	500,000	563,875
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	431,788
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	573,917
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	610,716
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	623,660
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	582,677

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	279,185
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	307,402
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	329,458
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	565,502
East Side UHSD
Refunding GO Bonds Series 2020	5.00%	08/01/22	1,230,000	1,328,671
Refunding GO Bonds Series 2020	5.00%	08/01/24	1,000,000	1,173,590
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,512,912
Refunding GO Bonds Series 2020	5.00%	08/01/27	1,150,000	1,492,044
El Camino Hospital District
GO Bonds Series 2006	0.00%	08/01/29 (b)	1,250,000	1,121,425
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	486,500
Special Tax RB Series 2015	5.00%	09/01/23	775,000	867,124
Foster City
GO Bonds Series 2020	3.00%	08/01/33 (a)	250,000	277,255
GO Bonds Series 2020	3.00%	08/01/34 (a)	390,000	429,835
GO Bonds Series 2020	3.00%	08/01/35 (a)	300,000	329,877
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (a)(b)(f)	1,000,000	342,130
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	1,034,033
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,753,907
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(b)	1,120,000	780,181
GO Bonds Series 2016A	0.00%	08/01/34 (a)(b)	1,900,000	1,259,073
Glendale Community College Dist
GO Bonds Series B	0.00%	08/01/37 (a)(b)	1,900,000	1,247,464
GO Bonds Series B	0.00%	08/01/38 (a)(b)	2,020,000	1,279,832
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,308,712
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,994,858
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	1,028,898
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	903,673
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	871,569
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,978,500
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	474,616
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	220,358
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	225,238
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,347,049
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,215,000	1,478,047
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,172,241

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Healdsburg Redevelopment Agency
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	734,059
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)	2,430,000	2,972,254
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	888,701
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	940,831
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,395,720
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,209,074
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,502,987
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	619,790
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	635,570
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (a)	685,000	778,975
GO Bonds Series B	5.00%	08/01/31 (a)	200,000	246,338
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	245,220
GO Bonds Series B	5.00%	08/01/33 (a)	225,000	274,898
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	243,122
GO Bonds Series B	5.00%	08/01/37 (a)	770,000	931,777
Kern CCD
GO BANs 2020	0.00%	08/01/23 (b)	4,200,000	4,098,948
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,420,845
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,853,955
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,130,910
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	656,123
GO Refunding Bonds Series 2019	4.00%	08/01/28	630,000	781,628
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	762,881
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,619,053
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	994,283
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/30 (a)	430,000	506,179
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	381,264
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	391,360
GO Bonds Series 2019	4.00%	08/01/33 (a)	370,000	430,806
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,126,002
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,584,411
Refunding RB Series 2020B	5.00%	05/15/24 (g)	6,260,000	7,193,491
Los Angeles Cnty
TRAN Series 2020-2021A	4.00%	06/30/21	3,500,000	3,576,965

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2019 E1	5.00%	12/01/30 (a)	600,000	809,298
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,621,977
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,721,300
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	735,000	797,181
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	1,102,794
Los Angeles Dept of Airports
Sr Ref RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	4,149,035
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	2,099,780
Sub RB Series 2018D	5.00%	05/15/31 (a)	1,510,000	1,942,283
Sub RB Series 2019F	5.00%	05/15/28	1,310,000	1,682,276
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,562,403
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,671,632
Refunding RB Series 2011B	5.00%	08/01/24 (a)	1,000,000	1,030,610
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	1,025,814
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)	1,050,000	1,201,777
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	789,379
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	921,522
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,693,738
Mono Cnty
COP Series 2018A	5.00%	10/01/48 (a)	2,490,000	3,009,638
Monte Vista Wtr Dist
Revenue COP Series 2020A	5.00%	10/01/44 (a)	2,495,000	3,198,964
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	883,580
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/21	550,000	567,391
RB Series 2011A	5.75%	08/01/40 (a)	700,000	719,271
Nothern California Energy Auth
Commodity Suppply RB Series 2018	5.00%	07/01/24 (e)	3,000,000	3,481,020
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	113,100
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	174,408
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	178,149
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	250,000	301,860
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (a)	200,000	244,790
Special Tax Refunding Bonds Series 2020	4.00%	09/01/29 (a)	250,000	303,698
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (a)	140,000	169,204
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	342,029
Special Tax Refunding Bonds Series 2020	4.00%	09/01/32 (a)	150,000	179,123
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (a)(f)	1,000,000	1,048,260

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oak Grove SD
GO Bonds Series F-2	0.00%	08/01/44 (a)(b)	2,000,000	992,760
GO Bonds Series F-2	0.00%	06/01/45 (a)(b)	1,500,000	723,105
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	749,065
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	535,415
GO Bonds Series 2015A	5.00%	08/01/23	700,000	781,536
GO Bonds Series 2015A	5.00%	08/01/24	600,000	695,088
GO Bonds Series 2019A	5.00%	08/01/29 (a)	1,500,000	1,897,260
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	628,560
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,469,480
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (a)	250,000	322,735
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	642,275
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	841,236
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	443,674
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	912,224
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/34 (a)	525,000	659,279
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	701,598
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	272,972
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	2,000,000	2,186,720
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,584,637
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,560,805
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	971,001
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	558,790
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,035,425
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(f)	1,365,000	1,661,191
GO Bonds Series D	5.00%	08/01/32 (a)(f)	1,490,000	1,813,315
GO Bonds Series D	5.00%	08/01/33 (a)(f)	1,685,000	2,050,628
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,306,256
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	3,129,525
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	3,000,000	3,740,340
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (a)	450,000	579,938
Paramount USD
GO Bonds Series 2019B	0.00%	08/01/35 (a)(b)	1,425,000	987,496
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	718,710
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	449,792
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	999,760

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	770,000	974,035
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,621,960
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (f)	320,000	351,059
Port of Oakland
Refunding RB Series 2017D	5.00%	11/01/27	4,895,000	6,188,112
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	662,839
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	4.00%	05/01/22	1,250,000	1,310,100
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,107,320
Refunding RB Series 2019B	5.00%	05/01/24	650,000	747,520
Rio Elementary SD
GO Bonds Series 2018C	0.00%	08/01/31 (a)(b)	100,000	78,904
GO Bonds Series 2018C	0.00%	08/01/32 (a)(b)	115,000	86,326
GO Bonds Series 2018C	0.00%	08/01/35 (a)(b)	400,000	262,624
GO Bonds Series 2018C	0.00%	08/01/38 (a)(b)	920,000	526,314
GO Bonds Series 2018C	5.00%	08/01/47 (a)	1,000,000	1,251,920
Riverside Cnty
2020 Series A Teeter Obligation Notes	0.50%	10/21/21	5,500,000	5,516,115
TRAN Series 2020	4.00%	06/30/21	5,000,000	5,111,050
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (a)(f)	710,000	799,652
Riverside County Public Finance Auth
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,200,000	1,458,012
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/23	810,000	888,691
Refunding RB Series 2020A	5.00%	01/01/24	500,000	570,595
Refunding RB Series 2020A	5.00%	01/01/25	545,000	645,345
Refunding RB Series 2020A	5.00%	01/01/26	825,000	1,009,643
Refunding RB Series 2020A	5.00%	01/01/27	865,000	1,084,001
Refunding RB Series 2020A	5.00%	01/01/28	810,000	1,036,055
Refunding RB Series 2020A	5.00%	01/01/29	855,000	1,114,834
Refunding RB Series 2020A	5.00%	01/01/30	890,000	1,180,371
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	226,532
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,123,590
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (a)(f)	1,000,000	1,030,740
Sacramento Cnty
Airport System Sr Refunding RB Series 2018C	5.00%	07/01/39 (a)	1,000,000	1,199,330
Airport System SR Refunding RB Series 2020	5.00%	07/01/34 (a)	1,650,000	2,141,700
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,963,525
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019B	1.80%	11/15/27 (a)	2,500,000	2,612,725
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	824,849
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	649,567

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	428,684
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,221,540
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,661,403
Sub Refunding & RB Series 2019A	4.00%	07/01/37 (a)	1,000,000	1,181,890
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	323,673
Refunding RB Series 2013A	5.00%	09/01/23	550,000	617,947
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	274,721
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,592,111
RB 2nd Series 2019H	5.00%	05/01/21	2,000,000	2,037,580
Refunding RB Series 2011B	5.50%	05/01/21	450,000	459,576
Refunding RB Series 2012A	5.00%	05/01/26 (a)	290,000	308,218
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2019 F1	5.00%	08/01/28	1,995,000	2,676,093
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,323,880
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	295,719
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	173,094
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	189,864
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	349,240
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	491,774
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,205,000	1,488,717
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	1,136,510
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	355,334
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	371,438
San Lorenzo Valley USD
GO Bonds Series 2004	0.00%	08/01/28 (b)	990,000	904,573
San Mateo Cnty CCD
Go Refunding Bonds Series 2018	5.00%	09/01/39 (a)	1,045,000	1,382,775
GO Refunding Bonds Series 2018	5.00%	09/01/40 (a)	1,150,000	1,518,023
San Mateo Foster City PFA
Wastewater RB Series 2019	5.00%	08/01/29	1,310,000	1,787,089
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/33 (a)	190,000	245,843
RB Series 2020A	5.00%	05/01/34 (a)	225,000	290,376
RB Series 2020A	5.00%	05/01/36 (a)	500,000	642,040
RB Series 2020A	5.00%	05/01/37 (a)	250,000	320,143
Sanger Public Financing Auth
Lease RB Series 2020A	4.00%	02/01/40 (a)	1,250,000	1,431,987
Lease RB Series 2020A	4.00%	02/01/45 (a)	1,510,000	1,705,303
Lease RB Series 2020A	4.00%	02/01/51 (a)	2,255,000	2,525,420
Sanger USD
GO Bonds Series B	3.00%	08/01/45 (a)	1,750,000	1,875,125
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	190,474
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	205,590

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	193,642
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	375,165
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (a)	820,000	838,138
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	713,512
Lease RB Series 2018	5.00%	07/01/38 (a)	175,000	215,366
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (a)	250,000	308,703
GO Bonds Series 2018C	5.00%	08/01/35 (a)	300,000	369,321
GO Bonds Series 2018C	5.00%	08/01/36 (a)	850,000	1,043,766
Shasta UHSD
GO Bonds Series 2018	5.25%	08/01/43 (a)	1,000,000	1,249,590
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	1,040,364
RB Series 2019	4.00%	07/01/25	1,270,000	1,429,131
Refunding RB Series 2020	4.00%	07/01/26	300,000	342,819
Refunding RB Series 2020	5.00%	07/01/27	630,000	765,349
Refunding RB Series 2020	5.00%	07/01/30	645,000	810,404
South Bay USD
GO BAN Series 2019	0.00%	08/01/22 (b)	2,000,000	1,982,800
South Placer Wasterwater Auth
Wastewater Refunding RB Series 2020	5.00%	11/01/34	1,000,000	1,451,300
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21	425,000	438,855
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)	390,000	475,313
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2020A	5.00%	07/01/35 (a)	3,000,000	3,553,440
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,403,770
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	2.00%	06/01/22	455,000	463,454
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	629,700
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	736,555
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	806,344
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	679,244
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	677,023
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	727,554
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	780,232
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	840,249
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (a)(f)	950,000	986,993
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (a)	3,000,000	3,183,660
Upland
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,746,734
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,343,880
West Contra Costa USD
GO Bonds Series 2020F	4.00%	08/01/49 (a)	1,000,000	1,172,990
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	385,754
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	558,207

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	726,215
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	772,300
Total Fixed-Rate Obligations
(Cost $419,530,059)				444,682,642

Variable-Rate Obligations 9.7% of net assets
CALIFORNIA 9.7%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	1.01%	04/01/45 (a)	5,000,000	5,043,150
Toll Bridge RB Series 2014E	2.00%	04/01/34 (a)(h)	500,000	501,690
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(h)	3,000,000	3,176,580
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(h)	3,000,000	3,308,970
California
GO Bonds Series 2004B1	0.08%	05/01/34 (a)(d)(e)	850,000	850,000
GO Bonds Series 2004B3	0.08%	05/01/34 (a)(d)(e)	200,000	200,000
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(h)	2,815,000	2,979,114
RB (Providence St Joseph Health) Series 2019B	5.00%	10/01/39 (a)(h)	3,400,000	4,354,720
RB (Providence St Joseph Health) Series 2019C	5.00%	10/01/39 (a)(h)	5,000,000	6,089,500
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (a)(h)	1,200,000	1,304,100
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A	0.45%	01/01/50 (a)(e)(h)	4,000,000	4,000,920
California Statewide Communities Development Auth
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (a)(h)	1,715,000	2,092,231
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A	0.10%	07/01/46 (a)(d)(e)	480,000	480,000
Water & Wastewater Refunding RB Series 2018C
(SIFMA Municipal Swap Index + 0.25%)	0.36%	07/01/46 (a)	2,450,000	2,449,486
Los Angeles
M/F Housing RB (Jordan Downs Apts) Series 2018A2	2.08%	01/01/22 (a)(e)(h)	2,800,000	2,803,892
Los Angeles Dept of Water & Power
Power System RB Series 2002A6	0.10%	07/01/35 (a)(d)(e)	1,300,000	1,300,000
Water System RB Series 2001B4	0.09%	07/01/35 (a)(d)(e)	1,500,000	1,500,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017D
(SIFMA Municipal Swap Index + 0.25%)	0.36%	07/01/37 (a)	3,130,000	3,130,000
Water RB Series 2017A	0.10%	07/01/47 (a)(d)(e)	2,300,000	2,300,000
Total Variable-Rate Obligations
(Cost $46,915,187)				47,864,353
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(e)	Credit-enhanced or liquidity-enhanced.
(f)	Refunded bond.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(h)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

BAN –	Bond anticipation note
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HSD –	High school district
M/F –	Multi-family
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TRAN –	Tax and revenue anticipation note
UHSD –	Union high school district
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$444,682,642	$—	$444,682,642
Variable-Rate Obligations[1]	—	47,864,353	—	47,864,353
Total	$—	$492,546,995	$—	$492,546,995
[1]	As categorized in Portfolio Holdings.

Schwab Investments
Schwab High Yield Municipal Bond Fund

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 98.7% of net assets
ALABAMA 1.0%
Jefferson Cnty Sales Tax
Limited Obligation Refunding RB Series 2017	4.00%	09/15/36 (a)	500,000	568,580
ARIZONA 1.4%
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	700,000	811,454
CALIFORNIA 3.4%
Los Angeles USD
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (a)	665,000	796,683
Palomar Health
Refunding RB Series 2016	5.00%	11/01/28 (a)	1,000,000	1,197,520
				1,994,203
COLORADO 4.0%
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A2	4.00%	08/01/49 (a)	500,000	553,965
Denver Convention Center Hotel Auth
Convention Ctr Hotel Sr Refunding RB Series 2016	5.00%	12/01/33 (a)	750,000	845,130
Park Creek Metropolitan Dist
Sr LT RB Series 2019A	4.00%	12/01/34 (a)(b)	745,000	904,907
				2,304,002
CONNECTICUT 0.7%
Connecticut
GO Refunding Bonds Series 2018B	5.00%	04/15/28	315,000	407,657
FLORIDA 8.4%
Broward Cnty SD
COP Series 2020A	5.00%	07/01/30	500,000	671,495
Florida Gulf Coast Univ
Improvement Refunding RB Series 2017A	5.00%	08/01/26	435,000	516,154
Florida Higher Educational Facilities Financing Auth
Educational Facilities Refunding RB (Nova Southeastern Univ) Series 2016	5.00%	04/01/30 (a)	750,000	881,730

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (a)	500,000	579,790
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)	1,000,000	1,091,290
Miami-Dade Cnty Educational Facilities Auth
Revenue & Refunding Bonds (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	500,000	570,765
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (a)	500,000	558,000
				4,869,224
GEORGIA 0.8%
Cobb Cnty-Kennestone Hospital Auth
Revenue Anticipation Refunding Certificates Series 2012	5.00%	04/01/28 (a)	415,000	454,998
GUAM 1.4%
Guam Power Auth
RB Series 2012A	5.00%	10/01/34 (a)	250,000	262,838
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	554,425
				817,263
ILLINOIS 7.0%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (a)	500,000	559,205
Refunding GO Bonds Series 2003B	5.50%	01/01/39 (a)	1,025,000	1,092,681
Chicago Board of Education
ULT GO Bonds Series 2018D	5.00%	12/01/46 (a)	500,000	533,740
Illinois
GO Bonds Series 2013	5.00%	02/01/39 (a)	1,000,000	1,036,320
Illinois Regional Transportation Auth
GO Bonds Series 2018B	5.00%	06/01/24	250,000	286,350
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (a)	450,000	547,915
				4,056,211
LOUISIANA 5.0%
Louisiana Local Government Environmental Facilities & Community Development Auth
Refunding RB (Westlake Chemical Corp) Series 2017	3.50%	11/01/32 (a)	1,000,000	1,095,720
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2020A	4.00%	04/01/50 (a)	500,000	566,420
Revenue & Refunding Bonds (Oschsner Clinic) Series 2017	5.00%	05/15/42 (a)	500,000	595,850
New Orleans
Sewerage Service RB Series 2020B	5.00%	06/01/34 (a)(c)	500,000	647,150
				2,905,140
MAINE 1.2%
Maine Health & Educational Facilites Auth
RB (Eastern Maine Medical Center) Series 2013	5.00%	07/01/24 (a)	630,000	685,805

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MARYLAND 2.0%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,147,110
MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2015D	5.00%	07/01/44 (a)	500,000	557,760
RB (Merrimack College) Series 2014	5.13%	07/01/44 (a)	500,000	534,750
				1,092,510
MICHIGAN 3.4%
Detroit SD
ULT Refunding RB Series 2020A	5.00%	05/01/39 (a)(b)	500,000	641,805
Great Lakes Water Auth
2nd Lien Water System Refunding RB Series 2016D	5.00%	07/01/30 (a)	500,000	611,415
Michigan Finance Auth
Local Gov’t Loan Program RB (Detroit Public Lighting Auth) Series 2014B	5.00%	07/01/44 (a)	700,000	751,205
				2,004,425
MINNESOTA 9.6%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	4.31%	02/01/00 (d)	15,000	8,250
Pooled Housing Development RB Series 1993	4.66%	02/01/02 (d)	30,000	16,500
Pooled Housing Development RB Series 1993	4.87%	02/01/05 (d)	20,000	11,000
Pooled Housing Development RB Series 1993	4.90%	02/01/06 (d)	20,000	11,000
Pooled Housing Development RB Series 1993	4.98%	02/01/07 (d)	65,000	35,750
Pooled Housing Development RB Series 1993	5.00%	02/01/08 (d)	10,000	5,500
Pooled Housing Development RB Series 1993	5.18%	02/01/17 (d)	450,000	247,500
Pooled Housing Development RB Series 1993	5.52%	02/01/25 (d)	9,500,000	5,225,000
				5,560,500
MISSOURI 2.0%
Southeast Missouri State Univ
System Facilities Refunding RB Series 2020	5.00%	04/01/30	500,000	623,545
St Louis
Airport Revenue & Refunding Bonds (St Louis Lambert) Series 2019C	5.00%	07/01/32 (a)	425,000	535,173
				1,158,718
NEVADA 1.2%
Clark Cnty SD
Refunding GO Bonds Series 2017C	5.00%	06/15/31 (a)	580,000	719,310
NEW JERSEY 8.2%
New Jersey Economic Development Auth
School Facilities Construction Bonds 2014 Series UU	5.00%	06/15/34 (a)	1,000,000	1,096,890
School Facilities Construction Bonds 2015 Series XX	5.00%	06/15/25	500,000	577,880
New Jersey Transportation Trust Fund Auth
Transportation RB Series 2015AA	4.63%	06/15/30 (a)	1,000,000	1,094,540

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (a)	1,000,000	1,125,000
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	750,000	905,160
				4,799,470
NEW YORK 7.9%
Metropolitan Transportation Auth
Transportation RB Series 2020C1	5.25%	11/15/55 (a)	500,000	587,045
Nassau Cnty
GO Bonds Series 2017B	5.00%	04/01/31 (a)	450,000	547,839
New York City
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	695,000	935,678
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/43 (a)	500,000	604,280
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	722,380
New York State Dormitory Auth
RB (NYU Langone Hospitals) Series 2020A	4.00%	07/01/53 (a)	500,000	570,410
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	623,795
				4,591,427
NORTH CAROLINA 0.6%
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/40 (a)	300,000	330,666
OKLAHOMA 1.0%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	590,885
OREGON 0.9%
Clackamas Cnty Hospital Facility Auth
Sr Living RB (Willamette View) Series 2017A	5.00%	11/15/52 (a)	500,000	532,105
PENNSYLVANIA 6.7%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	624,455
Lancaster Cnty Hospital Auth
RB (St Anne’s Retirement Community) Series 2020	5.00%	03/01/40 (a)	500,000	530,470
Pennsylvania Economic Development Financing Auth
Sewage Sludge Disposal Refunding RB (Philadelphia Biosolids) Series 2020	4.00%	01/01/30 (e)	1,300,000	1,514,032
Pennsylvania State Turnpike Commission
Sub RB Series 2017B1	5.25%	06/01/47 (a)	250,000	298,030
Philadelphia
Water & Wastewater RB Series 2019B	5.00%	11/01/54 (a)	500,000	627,795
Philadelphia SD
GO Bonds Series 2018A	5.00%	09/01/31 (a)(b)	250,000	316,542
				3,911,324

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
PUERTO RICO 2.2%
Puerto Rico Aqueduct & Sewer Auth
Sr Lien RB Series A	5.00%	07/01/28 (a)(b)	270,000	275,989
Puerto Rico Highway & Transportation Auth
Transportation RB Series A	4.75%	07/01/38 (a)(b)	500,000	503,415
Puerto Rico Pwr Auth
Power Refunding RB Series PP	5.00%	07/01/22 (a)(b)	305,000	307,379
Power Refunding RB Series UU	5.00%	07/01/24 (a)(b)	200,000	204,426
				1,291,209
SOUTH CAROLINA 1.0%
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/56 (a)	500,000	594,835
TENNESSEE 1.9%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	522,185
Memphis
GO Refunding Bonds Series 2020	4.00%	05/01/34 (a)	500,000	600,425
				1,122,610
TEXAS 6.4%
Central Texas Regional Mobility Auth
Senior Lien Refunding RB Series 2016	5.00%	01/01/46 (a)	750,000	864,270
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	518,735
North Texas Tollway Auth
1st Tier System Revenue & Refunding Bonds Series 2017A	5.00%	01/01/43 (a)	500,000	612,690
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (a)	750,000	854,640
Texas Transportation Corp
Sr Lien Refunding RB (LBJ Infrastructure) Series 2020A	4.00%	06/30/35 (a)	750,000	881,527
				3,731,862
WASHINGTON 3.1%
Greater Wenatchee Regional Events Center Public Facilities Dist
Limited Sales Tax RB Series 2012A	4.50%	09/01/22	190,000	195,005
Limited Sales Tax RB Series 2012A	5.25%	09/01/32 (a)	500,000	513,390
Skagit Cnty Hospital Dist
Refunding RB (Skagit Valley Hospital) Series 2013A	4.00%	12/01/26	500,000	564,845
Refunding RB (Skagit Valley Hospital) Series 2013A	5.00%	12/01/37 (a)	500,000	538,480
				1,811,720
WEST VIRGINIA 1.3%
Marshall Univ
Improvement Refunding RB Series 2020A	4.00%	05/01/50 (a)(b)	635,000	731,501

Schwab High Yield Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WISCONSIN 3.1%
Wisconsin Health & Educational Facilities Auth
RB (Hmong American Peace Academy) Series 2020	5.00%	03/15/50 (a)	1,075,000	1,282,561
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	519,355
				1,801,916
Total Fixed-Rate Obligations
(Cost $53,657,836)				57,398,640

Variable-Rate Obligations 2.2% of net assets
NEW JERSEY 2.2%
New Jersey Health Care Facilities Financing Auth
RB (Virtua Health) Series 2009	0.12%	07/01/43 (a)(b)(f)	1,260,000	1,260,000
Total Variable-Rate Obligations
(Cost $1,260,000)				1,260,000
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	The securities are in default and are not making full payments of interest and principal when due. The securities are making semiannual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate utilized by the Fund is reviewed at least semiannually and will generally be based on interest payments received historically along with any known changes in the previously mentioned factors.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP –	Certificate of participation
GO –	General obligation
IDA –	Industrial development agency/authority
LT –	Limited tax
RB –	Revenue bond
SD –	School district
SIFMA –	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT –	Unlimited tax
USD –	Unified school district
VRDN –	Variable rate demand note
The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$57,398,640	$—	$57,398,640
Variable-Rate Obligations[1]	—	1,260,000	—	1,260,000
Total	$—	$58,658,640	$—	$58,658,640
[1]	As categorized in Portfolio Holdings.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446NOV20